LEASE LIABILITIES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Depreciation lease liability	4.73%	4.73%
Cash flow for leases	$ 13,641	$ 9,644